Employee benefits - Narrative (Details)	12 Months Ended
Dec. 31, 2018 USD ($) benefit_plan
Employee Benefits [Abstract]
Number of defined benefit plans	3
Number of defined benefit plans that are fully insured	1
Estimate of contributions expected to be paid to plan for next annual reporting period | $	$ 284,722